DEFERRED REVENUES	12 Months Ended
Dec. 31, 2013
DEFERRED REVENUES [Abstract]
DEFERRED REVENUES
NOTE 12:-     DEFERRED REVENUES

The Company offers extended warranty contracts, generally for periods of one to three years that may be purchased after the standard warranty period has expired. The Company recognizes extended warranty contract revenue ratably over the life of the contract.

The following table reflects changes in the Company's deferred revenue during the years ended December 31:

	December 31,
	2013	2012

Balance at the beginning of the year	$15,910	$15,662

Deferral of new sales	12,821	11,957
Recognition of previously deferred revenue	(11,986)	(11,550)
Foreign currency translation adjustments	(283)	(159)

Balance at the end of the year	$16,462	$15,910

The following table reflects the Company's current and long-term deferred revenues:

	December 31,
	2013	2012

Total deferred revenues	$16,462	$15,910
Less - current portion	13,001	11,986

Long-term deferred revenues	$3,461	$3,924